Cost of Income	12 Months Ended
Mar. 31, 2025
Cost of Income [Abstract]
Cost of income

15. Cost of income

	2025	2024	2023
	US$	US$	US$

Trading consulting fee (note (a))	21,686,727	10,718,360	3,014,047
Technical support fees (note (b))	1,164,102	382,816	606,688
Transaction fee (note (c))	414,135	34,621	50,663
Total cost of income	23,264,964	11,135,797	3,671,398

Notes:

(a)	The trading consulting fee was paid to the traders for offering operations and marketing services in generating income from trading of digital assets, listed securities and derivative, which charged to approximately 50% of the net income generated for the year end.

(b)	The technical support fees were paid to the consultants for the crypto assets trading consultation services provided.

(c)	The transaction fee were paid to the exchange institution when performed the trading of the digital assets on the platform.